Other Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2024
Other Receivables, Net [Abstract]
Schedule of Other Receivable

Other receivables consist of the following:

	December 31, 2024	December 31, 2023
Deposit to non-trade suppliers	$71,326	$51,315
Loan receivable	18,553	18,553
Prepayments	222,022	172,996
Allowance for expected credit losses	(161,620)	(162,894)
Total other receivables, net	$150,281	$79,970

Movements of allowance for expected credit losses are as follows:

Beginning balance	$162,894	$170,842
Addition	2,014	228
Reverse	(3,288)	(8,176)
Ending balance	$161,620	$162,894